OTHER FINANCIAL LIABILITIES, INCLUDING BUSINESS COMBINATIONS AND CONTINGENT CONSIDERATION - Schedule of other financial liabilities (Details) € in Thousands, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Current
Total current	€ 20,357		€ 17,835
Non-current
Total non-current	173		17,282
Total	20,530		35,117
Contingent consideration
Current
Total current	20,357		17,835
Non-current
Total non-current	0		17,081
Total	20,400	$ 25.0	34,900
Financial guarantee contracts
Non-current
Total non-current	€ 173		€ 201